Group companies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of Interests in Subsidiaries
The following table details the subsidiaries that comprised the Group as of December 31, 2023 and 2022:

			2023	2022
	Activities	Country of incorporation and operation	Ownership percentage held if not 100%	Ownership percentage held if not 100%
Details of principal subsidiary undertakings:
Operating companies (unless otherwise stated):
Adeco Agropecuaria S.A.	(a)	Argentina	—	—
Pilagá S.A.	(a)	Argentina	99.98%	99.98%
Cavok S.A.	(a)	Argentina	51%	51%
Establecimientos El Orden S.A.	(a)	Argentina	51%	51%
Bañado del Salado S.A.	(a)	Argentina	—	—
Agro Invest S.A.	(a)	Argentina	51%	51%
Forsalta S.A.	(a)	Argentina	51%	51%
Dinaluca S.A.	(a)	Argentina	—	—
Compañía Agroforestal S.M.S.A.	(a)	Argentina	—	—
Energía Agro S.A.U.	(a)	Argentina	—	—
L3N S.A.	(d)	Argentina	—	—
Maní del Plata S.A.	(a)	Argentina	—	—
Girasoles del Plata S.A.	(a)	Argentina	—	—
Molinos Libres S.A.U.	(a)	Argentina	—	—
Adeco Agropecuaria Brasil Ltda.	(b)	Brazil	—	—
Adecoagro Vale do Ivinhema S.A. ("AVI")	(b)	Brazil	—	—
Usina Monte Alegre Ltda. ("UMA")	(b)	Brazil	—	—
Adecoagro Biogas LTDA. (ex Adecoagro GD LTDA.)	(b)	Brazil	—	—
Monte Alegre Combustiveis Ltda.	(b)	Brazil	—	—
Adecoagro Energia Ltda.	(b)	Brazil	—	—
Adecoagro Agricultura e Participação Ltda.	(b)	Brazil	—	—
Methanum Engenharia Ambiental Ltda.	(b)	Brazil	—	—
Angelica Energia Ltda.	(b)	Brazil	—	—
Ivinhema Energia Ltda.	(b)	Brazil	—	—
Kelizer S.A.	(a)	Uruguay	—	—
Adecoagro Uruguay S.A.	(a)	Uruguay	—	—
Arroz del Plata S.A. (ex Viterra Uruguay S.A.)	(a)	Uruguay	—	—
Paso Dragón S.A.	(a)	Uruguay	—	—
Adecoagro Chile S.P.A	(a)	Chile	—	—
Holdings companies:
Adecoagro Brasil Participações S.A.	—	Brazil	—	—
Adecoagro LP S.C.S.	—	Luxembourg	—	—
Adecoagro GP S.a.r.l.	—	Luxembourg	—	—
Ladelux S.A.	—	Uruguay	—	—
Spain Holding Companies	(c)	Spain	—	—

(a) Mainly crops, rice, cattle and others.
(b) Mainly sugarcane, ethanol and energy.
(c) Comprised by (1) wholly owned subsidiaries: Kadesh Hispania S.L.U.; Leterton España S.L.U.; Global Asterion S.L.U.; Global Acasto S.L.U.; Global Laertes S.L.U.; Global Pindaro S.L.U.; Global Pileo S.L.U.; Peak Texas S.L.U.; Global Neimoidia S.L.U. and 51% controlled subsidiaries; Global Acamante S.L.U.; Global Carelio S.L.U.; Global Calidon S.L.U.; Global Mirabilis S.L.U. Global Anceo S.L.U.Global Hisingen S.L.U.
(d) Mainly dairy.